RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended		6 Months Ended	0 Months Ended	1 Months Ended
	May 31, 2013	Apr. 30, 2013	Nov. 30, 2012	Aug. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Jul. 31, 2007	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2002	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Sep. 11, 2013	Dec. 31, 2013	May 31, 2012	Jan. 31, 2014	Feb. 28, 2014	Aug. 31, 2014	Aug. 04, 2014	Jul. 31, 2014	Jun. 30, 2014	Feb. 04, 2014	Jan. 31, 2013	Mar. 28, 2012	Dec. 31, 2008	Aug. 15, 2012	Mar. 14, 2012
Related Party Transaction [Line Items]
Proceeds from Issuance or Sale of Equity														$ 3,000,000
Related Party Transaction, Due from (to) Related Party																												2,000
Converible Note Percentage			20.00%	20.00%			20.00%
Converible Note Principal Amount			156,243	600,000			240,000
Debt Instrument, Convertible, Effective Interest Rate													24.00%				24.00%
Cash Advance Net Of Interest																											60,000
Debt Instrument, Convertible, Conversion Price		$ 7.50														$ 1.05										$ 9.00	$ 4.88
Stock Issued During Period, Value, Conversion of Units							600,000
Stock Issued During Period, Shares, Other							20,623
Stock Transferred During Period						100,000
Shares Issued Related Party Transactions One					3,704
Price Per Share Related Party Transactions					$ 6.75
Compensation Issued In Lieu Of Cash					25,000
Warrants Shares Related Party Transactions					400
Warrants Price Per Share Related Party Transactions					$ 11.25
Shares Issued Related Party Transactions Three			20,833
Proceeds from Related Party Debt			155,000
Convertible Note Due Date		Aug. 31, 2013
Related Party Transaction, Description of Transaction												listing the Company’s shares on NASDAQ pursuant to an underwritten offering of the Company’s securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.	(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million.
Stock Issued During Period Shares New Issues	4,763	13,889
Compensation Payment Pursuant To Merger										listing the Companys shares on NASDAQ pursuant to an underwritten offering of the Companys securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.		(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million
Common shares received per share on resignation									$ 24.38
Compensation received from serving as board members									267
Issuance of shares to satisy previous contractual agreements									400
Debt Instrument, Maturity Date								Apr. 30, 2008
Debt Instrument, Interest Rate, Effective Percentage													24.00%				24.00%
Stock Issued During Period, Value, New Issues											5,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												37,440								1,482	61,539	61,539	28,986	4,831	21,538
Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance or Sale of Equity													2,055,000
Minimum [Member]
Related Party Transaction [Line Items]
Proceeds From Offering Of Securities															2,000,000
Maximum [Member]
Related Party Transaction [Line Items]
Proceeds From Offering Of Securities															4,000,000
First Advance [Member]
Related Party Transaction [Line Items]
Advance Under Note																											300,000
Second Advance [Member]
Related Party Transaction [Line Items]
Advance Under Note																											84,657
Related Party [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party																												46,000
Samuel Herschkowitz [Member]
Related Party Transaction [Line Items]
Shares Issued Related Party Transactions Two				353,334
Debt Instrument Convertible Conversion Price Minimum																													$ 1.05
Debt Instrument Convertible Conversion Price Maximum																													$ 4.88
Stock Issued During Period Shares New Issues						100,000
Percentage Of Accrued Interest						20.00%
Debt Instrument, Periodic Payment																314,484
Conversion of Stock, Shares Converted																299,509
Samuel Herschkowitz [Member] | Non-Convertible Grid Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Effective Interest Rate													10.00%				10.00%
Debt Instrument, Interest Rate, Effective Percentage													10.00%				10.00%
Percentage Of Gross Proceeds Received In Advance																	10.00%
Samuel Herschkowitz [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage Of Interest Rate On Event Of Default						20.00%
Samuel Herschkowitz [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage Of Interest Rate On Event Of Default						24.00%
Sok Partners [Member]
Related Party Transaction [Line Items]
Notes Payable, Total														357,282
Advance Under Note							300,000											300,000
Stock Issued During Period, Shares, Conversion of Units							61,539											61,539
Stock Issued During Period Shares New Issues							176,667
Debt Instrument, Periodic Payment																680,444
Conversion of Stock, Shares Converted																648,050
Sok Partners [Member] | Non-Convertible Grid Note [Member]
Related Party Transaction [Line Items]
Proceeds from Notes Payable																	300,000
Debt Instrument, Maturity Date																	Feb. 28, 2014
Amount Received In Three Tranches																	250,000
Sok Partners [Member] | Non-Convertible Grid Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Notes Payable, Total																				305,589.04
Additional Proceeds From Notes Payable																			20,000
Percentage Of Increase In Interest In Case Of Default																			20.00%
Sok Partners [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Equity Bonus Valued At Common Stock Rate							$ 1.05
Sok Partners [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Equity Bonus Valued At Common Stock Rate							$ 4.88
Sok Partners [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Additional Issue Of Common Stock Shares																														213,334
Dr Herschkowitz and Sok Partners Llc [Member]
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues							176,667
Gadbaw [Member]
Related Party Transaction [Line Items]
Common Shares received on resignation									667
Morawetz [Member]
Related Party Transaction [Line Items]
Common Shares received on resignation									667
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Payments Made To Officers One					25,000
Director [Member]
Related Party Transaction [Line Items]
Payments Made To Officers Two					30,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									52
Chief Executive Officer [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues																				19,231
Stock Issued During Period, Value, New Issues																				$ 25,000